Other Long-Term Liabilities - Segmented Asset Retirement Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Asset retirement obligations	$ 7,690	$ 6,908	$ 6,806	$ 5,861
North America
Disclosure of operating segments [line items]
Asset retirement obligations	4,471	4,326
North Sea
Disclosure of operating segments [line items]
Asset retirement obligations	1,441	1,011
Offshore Africa
Disclosure of operating segments [line items]
Asset retirement obligations	165	143
Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Asset retirement obligations	1,612	1,427
Midstream and Refining
Disclosure of operating segments [line items]
Asset retirement obligations	$ 1	$ 1